Quarterly Holdings Report
for
Fidelity Advisor Freedom® 2020 Fund
December 31, 2022
AFF20-NPRT3-0323
1.811328.118
U.S. Treasury Obligations - 0.2%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 3.29% to 4.39% 1/5/23 to 3/30/23 (b) (Cost $2,218,709)	2,230,000	2,219,328

Domestic Equity Funds - 24.3%
	Shares	Value ($)
Fidelity Advisor Series Equity Growth Fund (c)	3,800,359	45,452,299
Fidelity Advisor Series Growth Opportunities Fund (c)	3,666,755	32,120,771
Fidelity Advisor Series Small Cap Fund (c)	1,735,368	18,360,194
Fidelity Series All-Sector Equity Fund (c)	1,891,527	16,513,027
Fidelity Series Commodity Strategy Fund (c)	101,388	10,680,161
Fidelity Series Large Cap Stock Fund (c)	4,032,334	66,654,474
Fidelity Series Large Cap Value Index Fund (c)	517,259	7,133,007
Fidelity Series Opportunistic Insights Fund (c)	2,755,354	39,429,123
Fidelity Series Small Cap Opportunities Fund (c)	1,918,882	22,393,347
Fidelity Series Stock Selector Large Cap Value Fund (c)	3,511,761	41,789,959
Fidelity Series Value Discovery Fund (c)	2,906,432	42,898,940
TOTAL DOMESTIC EQUITY FUNDS (Cost $293,012,355)		343,425,302

International Equity Funds - 24.9%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	1,805,142	23,701,519
Fidelity Series Emerging Markets Fund (c)	1,703,140	13,182,303
Fidelity Series Emerging Markets Opportunities Fund (c)	7,598,690	118,691,530
Fidelity Series International Growth Fund (c)	4,198,878	59,875,999
Fidelity Series International Small Cap Fund (c)	1,107,485	16,435,081
Fidelity Series International Value Fund (c)	5,961,431	59,793,157
Fidelity Series Overseas Fund (c)	5,510,328	59,842,157
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $300,947,403)		351,521,746

Bond Funds - 48.3%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (c)	3,416,380	31,704,006
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	15,228,406	117,258,728
Fidelity Series Emerging Markets Debt Fund (c)	1,015,128	7,451,038
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	283,472	2,463,370
Fidelity Series Floating Rate High Income Fund (c)	150,956	1,325,395
Fidelity Series High Income Fund (c)	927,183	7,473,091
Fidelity Series International Credit Fund (c)	171,519	1,320,699
Fidelity Series International Developed Markets Bond Index Fund (c)	6,455,210	54,288,313
Fidelity Series Investment Grade Bond Fund (c)	39,914,209	393,154,963
Fidelity Series Long-Term Treasury Bond Index Fund (c)	10,718,409	62,809,877
Fidelity Series Real Estate Income Fund (c)	311,240	2,938,109
TOTAL BOND FUNDS (Cost $794,132,963)		682,187,589

Short-Term Funds - 2.3%
	Shares	Value ($)
Fidelity Cash Central Fund 4.37% (d)	2,749,347	2,749,897
Fidelity Series Government Money Market Fund 4.35% (c)(e)	27,318,228	27,318,228
Fidelity Series Short-Term Credit Fund (c)	335,510	3,204,122
TOTAL SHORT-TERM FUNDS (Cost $33,393,019)		33,272,247

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $1,423,704,449)	1,412,626,212
NET OTHER ASSETS (LIABILITIES) - 0.0%	(115,084)
NET ASSETS - 100.0%	1,412,511,128

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	197	Mar 2023	22,122,484	(59,526)	(59,526)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	33	Mar 2023	3,561,680	(26,539)	(26,539)
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	64	Mar 2023	8,596,000	18,532	18,532

TOTAL PURCHASED					(67,533)

Sold

Equity Index Contracts
CME Micro E-mini S&P 500 Index Contracts (United States)	60	Mar 2023	11,583,000	323,518	323,518
MSCI EAFE Index Future (United States)	77	Mar 2023	7,505,190	121,008	121,008
MSCI Emerging Markets Index Future (United States)	97	Mar 2023	4,653,090	43,717	43,717

TOTAL SOLD					488,243

TOTAL FUTURES CONTRACTS					420,710
The notional amount of futures purchased as a percentage of Net Assets is 2.5%
The notional amount of futures sold as a percentage of Net Assets is 1.6%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,219,328.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.37%	1,250,869	19,027,265	17,528,237	30,912	-	-	2,749,897	0.0%
Total	1,250,869	19,027,265	17,528,237	30,912	-	-	2,749,897

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Advisor Series Equity Growth Fund	56,599,222	11,183,185	9,742,479	2,360,893	(1,215,855)	(11,371,774)	45,452,299
Fidelity Advisor Series Growth Opportunities Fund	38,815,894	12,245,506	7,697,487	162,682	(2,234,514)	(9,008,628)	32,120,771
Fidelity Advisor Series Small Cap Fund	25,690,600	3,375,038	6,367,918	1,695,532	(408,858)	(3,928,668)	18,360,194
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	20,309,191	20,387,077	6,647,099	1,562,524	(40,690)	(2,304,473)	31,704,006
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	126,925,574	41,455,282	23,679,822	7,456,027	(2,541,402)	(24,900,904)	117,258,728
Fidelity Series All-Sector Equity Fund	24,276,012	1,534,278	4,955,500	897,005	(517,402)	(3,824,361)	16,513,027
Fidelity Series Canada Fund	34,247,494	2,007,324	7,550,833	758,938	985,684	(5,988,150)	23,701,519
Fidelity Series Commodity Strategy Fund	27,173,368	14,048,441	16,534,940	12,330,040	(3,262,456)	(10,744,252)	10,680,161
Fidelity Series Emerging Markets Debt Fund	9,161,970	667,446	1,374,768	340,316	(330,428)	(673,182)	7,451,038
Fidelity Series Emerging Markets Debt Local Currency Fund	3,075,117	46,089	530,133	-	(101,367)	(26,336)	2,463,370
Fidelity Series Emerging Markets Fund	17,295,269	1,874,028	3,211,302	337,149	(329,364)	(2,446,328)	13,182,303
Fidelity Series Emerging Markets Opportunities Fund	155,842,052	16,950,947	31,300,461	2,884,059	(4,222,879)	(18,578,129)	118,691,530
Fidelity Series Floating Rate High Income Fund	1,856,440	87,253	540,767	72,412	(63,090)	(14,441)	1,325,395
Fidelity Series Government Money Market Fund 4.35%	37,374,752	17,954,374	28,010,898	314,966	-	-	27,318,228
Fidelity Series High Income Fund	11,022,652	490,395	2,894,611	407,818	(353,730)	(791,615)	7,473,091
Fidelity Series Inflation-Protected Bond Index Fund	19,991,795	202,241	19,766,045	169,303	476,734	(904,725)	-
Fidelity Series International Credit Fund	1,501,290	74,999	-	74,999	-	(255,590)	1,320,699
Fidelity Series International Developed Markets Bond Index Fund	56,641,000	13,687,242	10,009,630	433,236	(968,721)	(5,061,578)	54,288,313
Fidelity Series International Growth Fund	78,139,643	8,271,876	15,850,610	2,072,572	(1,863,933)	(8,820,977)	59,875,999
Fidelity Series International Small Cap Fund	21,596,458	1,451,531	2,979,886	1,002,868	(96,266)	(3,536,756)	16,435,081
Fidelity Series International Value Fund	79,033,754	7,483,748	19,775,741	2,029,817	1,361,175	(8,309,779)	59,793,157
Fidelity Series Investment Grade Bond Fund	512,504,061	42,704,078	115,410,126	10,300,957	(10,918,145)	(35,724,905)	393,154,963
Fidelity Series Large Cap Stock Fund	89,058,863	10,777,388	22,103,266	4,680,053	3,556,723	(14,635,234)	66,654,474
Fidelity Series Large Cap Value Index Fund	9,632,344	530,353	2,093,172	261,532	504,649	(1,441,167)	7,133,007
Fidelity Series Long-Term Treasury Bond Index Fund	79,326,622	13,772,976	12,113,534	1,385,569	(1,716,098)	(16,460,089)	62,809,877
Fidelity Series Opportunistic Insights Fund	52,305,954	8,458,141	10,267,314	1,881,392	(1,770,073)	(9,297,585)	39,429,123
Fidelity Series Overseas Fund	78,683,012	7,716,445	15,595,440	1,091,512	(521,960)	(10,439,900)	59,842,157
Fidelity Series Real Estate Income Fund	6,646,911	411,926	3,223,392	377,075	69,031	(966,367)	2,938,109
Fidelity Series Short-Term Credit Fund	9,363,105	308,960	6,354,498	56,680	(175,215)	61,770	3,204,122
Fidelity Series Small Cap Opportunities Fund	31,719,066	1,744,881	6,704,098	1,212,307	(478,326)	(3,888,176)	22,393,347
Fidelity Series Stock Selector Large Cap Value Fund	56,843,759	5,852,434	14,725,597	2,987,171	1,660,220	(7,840,857)	41,789,959
Fidelity Series Value Discovery Fund	57,898,184	4,420,442	15,304,250	2,280,517	3,719,057	(7,834,493)	42,898,940
	1,830,551,428	272,176,324	443,315,617	63,877,921	(21,797,499)	(229,957,649)	1,407,656,987

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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